EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2025	Mar. 31, 2024
Canadian
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	4.71%	5.00%
Compensation rate increases (in percent)	3.67%	3.69%
Discount rate (in percent)	5.00%	5.05%
Compensation rate increases (in percent)	3.69%	3.66%
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	4.25%	4.43%
Compensation rate increases (in percent)	2.48%	2.68%
Discount rate (in percent)	4.43%	4.70%
Compensation rate increases (in percent)	2.68%	2.54%